10-Q Abacus Settlements LLC - SUBSEQUENT EVENT	3 Months Ended
Mar. 31, 2024
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
SUBSEQUENT EVENT	SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions from the consolidated balance sheet date through the date at which the consolidated financial statements were issued.
SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions from the consolidated balance sheet date through the date at which the consolidated financial statements were issued.
Fixed Rate Senior Unsecured Notes
On February 15, 2024, the Company issued an additional $25,000,000 as part of the previously issued Fixed Unsecured Notes. The net proceeds, after related debt issue costs, were used by the Company for general corporate purposes. The Fixed Rate Senior Unsecured Notes are based on a fixed interest rate of 9.875% to be paid in quarterly interest payments beginning on May 15, 2024 and mature on November 15, 2028.
Conversion of Public Warrants—On January 18, 2024, the Company’s share price reached the warrant exercise price of $11.50. Certain public warrant holders redeemed their warrants for the Company’s common stock. As of March 15, 2024, the Company received $3,506,753 from 304,935 exercised public warrants.
LMA Income Series II, LP and LMA Income Series II, GP LLC Secured Borrowing—Subsequent to year end, LMA Income Series II, GP, LLC through the LMA Income Series II, LP admitted additional limited partners into the fund. The additional limited partnership interests amounted to $18,042,641 as of March 20, 2024. LMA Income Series II, GP plans to continue admitting new limited partners throughout 2024 and beyond. In addition to new partnership interests, an amendment to the limited partnership was signed to add redemption opportunities for limited partners and extend the maturity date of the fund. The first redemption date changed to March 31, 2026, but limited partners can elect to stay in the fund at the same terms prior to the amendment. If a limited partners elect to stay invested, the next redemption date would be June 30, 2027 with a final maturity date of December 31, 2028.
Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
SUBSEQUENT EVENT	SUBSEQUENT EVENT
On June 30, 2023, Abacus consummated the merger with LMA. Abacus has evaluated its subsequent events through August 14, 2023, the date that the financial statements were issued and determined that there were no events that occurred that required disclosure.